Shareholder Report, Holdings (Details)	Jun. 30, 2024
Variable Portfolio – Partners Small Cap Value Fund Class 3 | Texas Capital Bancshares, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Variable Portfolio – Partners Small Cap Value Fund Class 3 | AZZ, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Variable Portfolio – Partners Small Cap Value Fund Class 3 | Columbia Banking System, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Variable Portfolio – Partners Small Cap Value Fund Class 3 | Ameris Bancorp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Variable Portfolio – Partners Small Cap Value Fund Class 3 | Seacoast Banking Corp. of Florida [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Variable Portfolio – Partners Small Cap Value Fund Class 3 | Belden, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Variable Portfolio – Partners Small Cap Value Fund Class 3 | Equity Commonwealth [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Variable Portfolio – Partners Small Cap Value Fund Class 3 | REV Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Variable Portfolio – Partners Small Cap Value Fund Class 3 | SPX Technologies, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Variable Portfolio – Partners Small Cap Value Fund Class 3 | ICU Medical, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Variable Portfolio – Partners Small Cap Value Fund Class 3 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.00%
Variable Portfolio – Partners Small Cap Value Fund Class 3 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.90%
Variable Portfolio – Partners Small Cap Value Fund Class 3 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
Variable Portfolio – Partners Small Cap Value Fund Class 3 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
Variable Portfolio – Partners Small Cap Value Fund Class 3 | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Variable Portfolio – Partners Small Cap Value Fund Class 3 | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Variable Portfolio – Partners Small Cap Value Fund Class 3 | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Variable Portfolio – Partners Small Cap Value Fund Class 3 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Variable Portfolio – Partners Small Cap Value Fund Class 3 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Variable Portfolio – Partners Small Cap Value Fund Class 3 | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Variable Portfolio – Partners Small Cap Value Fund Class 3 | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Variable Portfolio – Partners Small Cap Value Fund Class 3 | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.60%
Variable Portfolio – Partners Small Cap Value Fund Class 3 | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Variable Portfolio – Partners Small Cap Value Fund Class 2 | Texas Capital Bancshares, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Variable Portfolio – Partners Small Cap Value Fund Class 2 | AZZ, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Variable Portfolio – Partners Small Cap Value Fund Class 2 | Columbia Banking System, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Variable Portfolio – Partners Small Cap Value Fund Class 2 | Ameris Bancorp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Variable Portfolio – Partners Small Cap Value Fund Class 2 | Seacoast Banking Corp. of Florida [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Variable Portfolio – Partners Small Cap Value Fund Class 2 | Belden, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Variable Portfolio – Partners Small Cap Value Fund Class 2 | Equity Commonwealth [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Variable Portfolio – Partners Small Cap Value Fund Class 2 | REV Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Variable Portfolio – Partners Small Cap Value Fund Class 2 | SPX Technologies, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Variable Portfolio – Partners Small Cap Value Fund Class 2 | ICU Medical, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Variable Portfolio – Partners Small Cap Value Fund Class 2 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.00%
Variable Portfolio – Partners Small Cap Value Fund Class 2 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.90%
Variable Portfolio – Partners Small Cap Value Fund Class 2 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
Variable Portfolio – Partners Small Cap Value Fund Class 2 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
Variable Portfolio – Partners Small Cap Value Fund Class 2 | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Variable Portfolio – Partners Small Cap Value Fund Class 2 | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Variable Portfolio – Partners Small Cap Value Fund Class 2 | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Variable Portfolio – Partners Small Cap Value Fund Class 2 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Variable Portfolio – Partners Small Cap Value Fund Class 2 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Variable Portfolio – Partners Small Cap Value Fund Class 2 | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Variable Portfolio – Partners Small Cap Value Fund Class 2 | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Variable Portfolio – Partners Small Cap Value Fund Class 2 | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.60%
Variable Portfolio – Partners Small Cap Value Fund Class 2 | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Variable Portfolio – Partners Small Cap Value Fund Class 1 | Texas Capital Bancshares, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Variable Portfolio – Partners Small Cap Value Fund Class 1 | AZZ, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Variable Portfolio – Partners Small Cap Value Fund Class 1 | Columbia Banking System, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Variable Portfolio – Partners Small Cap Value Fund Class 1 | Ameris Bancorp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Variable Portfolio – Partners Small Cap Value Fund Class 1 | Seacoast Banking Corp. of Florida [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Variable Portfolio – Partners Small Cap Value Fund Class 1 | Belden, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Variable Portfolio – Partners Small Cap Value Fund Class 1 | Equity Commonwealth [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Variable Portfolio – Partners Small Cap Value Fund Class 1 | REV Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Variable Portfolio – Partners Small Cap Value Fund Class 1 | SPX Technologies, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Variable Portfolio – Partners Small Cap Value Fund Class 1 | ICU Medical, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Variable Portfolio – Partners Small Cap Value Fund Class 1 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.00%
Variable Portfolio – Partners Small Cap Value Fund Class 1 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.90%
Variable Portfolio – Partners Small Cap Value Fund Class 1 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
Variable Portfolio – Partners Small Cap Value Fund Class 1 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
Variable Portfolio – Partners Small Cap Value Fund Class 1 | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Variable Portfolio – Partners Small Cap Value Fund Class 1 | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Variable Portfolio – Partners Small Cap Value Fund Class 1 | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Variable Portfolio – Partners Small Cap Value Fund Class 1 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Variable Portfolio – Partners Small Cap Value Fund Class 1 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Variable Portfolio – Partners Small Cap Value Fund Class 1 | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Variable Portfolio – Partners Small Cap Value Fund Class 1 | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Variable Portfolio – Partners Small Cap Value Fund Class 1 | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.60%
Variable Portfolio – Partners Small Cap Value Fund Class 1 | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%